                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2002
                                               -------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
This Amendment (Check only one.):      [  ]  is a restatement.
                                       [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Creedon Capital Management, LLC
Address:  123 Second Street, Suite 120
          Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Goldstein
Title: Chief Financial Officer
Phone: 415-332-0111

Signature, Place, and Date of Signing:

/s/ David Goldstein           Sausalito, California       February 13, 2003
------------------------      ---------------------       -----------------
       [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                             -----------

Form 13F Information Table Entry Total:              67
                                             -----------

Form 13F Information Table Value Total:      $1,527,275
                                             -----------
                                             (thousands)


List of Other Included Managers:

None

Creedon Keller & Partners, Inc.
PORTFOLIO APPRAISAL
13f4thqtr2002
31-Dec-02

NAME OF ISSUER                  TYPE OF CLASS          CUSIP      Value      Shares or                                     Voting
                                                                  (x1000)    Principal                                     Authority
                                Security                          Market     Amount     SHR   PUT/  Investment  Other
Security                        Type                   Cusip      Value      Quantity   /PRN  CALL  Discretion  Managers   Sole
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                        CONVERTIBLE BONDS      00130HAN5      18655  41000000   PRN         X           N          X
AGERE SYSTEMS 6.5 12/09         CONVERTIBLE BONDS      00845VAA8  12496.875  15500000   PRN         X           N          X
AGILENT TECHNOLOGIES INC        CONVERTIBLE BONDS      00846UAB7   59566.08  62048000   PRN         X           N          X
AKAMAI TECHNOLOGIES INC         CORPORATE BONDS        00971TAC5  19988.975  50605000   PRN         X           N          X
AMAZON COM INC                  CORPORATE BONDS        023135AF3    2475.48   3368000   PRN         X           N          X
AOL TIME WARNER                 CORPORATE BONDS        02364JAC8   47068.75  85000000   PRN         X           N          X
ATMEL CORP                      CORPORATE BONDS        049513AE4   9851.375  37175000   PRN         X           N          X
AVAYA INC                       CORPORATE BONDS        053499aa7  22799.625  55950000   PRN         X           N          X
BARNES & NOBLE INC              CONVERTIBLE BONDS      067774AD1  20841.502  22113000   PRN         X           N          X
CALPINE                         CONVERTIBLE BONDS      131347BA3      26765  53000000   PRN         X           N          X
CBRL GROUP INC COM              CONVERTIBLE BONDS      12489VAB2  17166.315  37522000   PRN         X           N          X
CELLSTAR CORP COM NEW           COMMON STOCK           150925204    822.573    144311   SHR         X           N          X
CENDANT CORP                    CONVERTIBLE BONDS      151313AN3  41750.957  42226000   PRN         X           N          X
CENDANT CORP                    CORPORATE BONDS        151313af0  29427.062  46525000   PRN         X           N          X
CEPHALON                        CONVERTIBLE BONDS      156708AE9   45911.25  49500000   PRN         X           N          X
CHARTER COMMUNICATIONS INC DEL  CONVERTIBLE BONDS      16117MAB3      19895  86500000   PRN         X           N          X
CHECKPOINT SYS INC              CORPORATE BONDS        162825ab9  16191.355  17891000   PRN         X           N          X
CNF 5% 6/12                     CONVERTIBLE PREFERRED  12612V205     7702.5    156000   SHR         X           N          X
CONEXANT 4% 2/01/07             CONVERTIBLE BONDS      207142AF7    9886.45  21035000   PRN         X           N          X
CORNING INC                     CONVERTIBLE BONDS      219350AK1      39240  54500000   PRN         X           N          X
CV THERAPEUTICS INC             CORPORATE BONDS        126667ab0      25320  33760000   PRN         X           N          X
D R HORTON INC                  CORPORATE BONDS        23331AAH2  32140.625  55000000   PRN         X           N          X
E TRADE GROUP INC               CONVERTIBLE BONDS      269246AD6  19373.062  22725000   PRN         X           N          X
ECHOSTAR COMMUNICATIONS NEW     CONVERTIBLE BONDS      278762AD1      17775  20000000   PRN         X           N          X
ECHOSTAR COMMUNICATIONS NEW     CONVERTIBLE BONDS      278762AG4    19756.1  21710000   PRN         X           N          X
Ford 6.5% 2032 Preferred        CONVERTIBLE PREFERRED  345395206      40500   1000000   SHR         X           N          X
FREEPORT-MCMORAN PREFERRED      CONVERTIBLE PREFERRED  35671d501    2444.75    127000   SHR         X           N          X
GENERAL MTRS CORP DEB SR CONV   CONVERTIBLE PREFERRED  370442733      17325    750000   SHR         X           N          X
GENESCO INC                     CONVERTIBLE BONDS      371532AL6  12317.344  11525000   PRN         X           N          X
GPS 5.75- 05                    CONVERTIBLE BONDS      364760AJ7   1891.875   1500000   PRN         X           N          X
HUMAN GENOME SCIENCES INC       CONVERTIBLE BONDS      444903AF5    5381.25   7500000   PRN         X           N          X
HUTCHINSON TECHNOLOGY INC       CORPORATE BONDS        448407ac0  20537.315  20012000   PRN         X           N          X
IDEC 0  4/32                    CONVERTIBLE BONDS      449370AE5    8306.25  15000000   PRN         X           N          X
IMCLONE SYS INC                 CONVERTIBLE BONDS      45245WAD1   23434.47  33963000   PRN         X           N          X
INTERMUNE INC                   CONVERTIBLE BONDS      45884XAA1  24272.344  24425000   PRN         X           N          X
INTERNATIONAL RECTIFIER CORP    CONVERTIBLE BONDS      460254AE5      39330  46000000   PRN         X           N          X
LENNAR CORP                     CORPORATE BONDS        526057AF1      31850  70000000   PRN         X           N          X
Liberty Media 3.25% 3/15/31     CONVERTIBLE BONDS      530715AR2      30480  32000000   PRN         X           N          X
LIBERTY MEDIA CORP              CONVERTIBLE BONDS      530715AN1    29218.5  45300000   PRN         X           N          X
LOWES CO 0% 2/16/2021           CONVERTIBLE BONDS      548661CF2      29600  40000000   PRN         X           N          X
LTX CORP                        CONVERTIBLE BONDS      502392AE3       2520   4000000   PRN         X           N          X
MEDIACOM COMMUNICATIONS CORP    CONVERTIBLE BONDS      58446KAA3   24468.75  29000000   PRN         X           N          X
NETWORKS ASSOCS INC             CONVERTIBLE BONDS      64123LAB7   27731.25  22500000   PRN         X           N          X
NORTEL NETWORKS CORP NEW        CONVERTIBLE BONDS      656568AB8    15595.2  28880000   PRN         X           N          X

OMNICARE INC                    CONVERTIBLE BONDS      681904AD0  36853.162  38289000   PRN         X           N          X
OMNICOM GROUP INC.              CONVERTIBLE BONDS      681919AM8    15037.5  15000000   PRN         X           N          X
Owens Illinois Preferred        CONVERTIBLE PREFERRED  690768502    19212.5    725000   SHR         X           N          X
PENNEY JC INC                   CONVERTIBLE BONDS      708160BV7  27836.969  25925000   PRN         X           N          X
Pogo Producing 5.5-06           CONVERTIBLE BONDS      730448AE7    22346.5  21032000   PRN         X           N          X
PROVIDIAN FINL CORP             CONVERTIBLE BONDS      74406AAA0       6705   9000000   PRN         X           N          X
READ-RITE CORP                  CONVERTIBLE BONDS      755246AA3     3862.2   6437000   PRN         X           N          X
REDBACK NETWORKS INC            CONVERTIBLE BONDS      757209AB7    25842.7  99395000   PRN         X           N          X
RES-CAR 6% 12/04                CONVERTIBLE BONDS      760943AC4       1200   1500000   PRN         X           N          X
RGA PREFERRED 5.75%             PREFERRED STOCK        759351307    20488.5    435000   SHR         X           N          X
ROYAL CARIBBEAN                 CONVERTIBLE BONDS      780153AM4  21773.631  52945000   PRN         X           N          X
Sealed Air Preferred            CONVERTIBLE PREFERRED  81211k209      22355    526000   SHR         X           N          X
SHAW GROUP INC                  CONVERTIBLE BONDS      820280AC9      22852  39400000   PRN         X           N          X
Sovereign Preferred             CONVERTIBLE PREFERRED  845905306      51090    650000   SHR         X           N          X
STMICROELECTRONICS N V          CORPORATE BONDS        861012ab8    52217.4  60020000   PRN         X           N          X
TRAVELERS PPTY CAS CP NT CV JR  COMMON STOCK           89420g307    33882.6   1516000   SHR         X           N          X
VENATOR GROUP                   CONVERTIBLE BONDS      922944AB9   27577.74  27037000   PRN         X           N          X
VERITAS SOFTWARE CORP / VERITA  CONVERTIBLE BONDS      92343RAA1  38769.169  45015000   PRN         X           N          X
VERTEX PHARMACEUTICALS INC      CONVERTIBLE BONDS      92532FAD2  24865.925  32935000   PRN         X           N          X
Westeren Gas Resources Pfd.     CONVERTIBLE PREFERRED  958259301      13300    250000   SHR         X           N          X
WILTEL COM                      COMMON STOCK           972487102   5999.868    379979   SHR         X           N          X
XEROX CORP                      CONVERTIBLE BONDS      984121BB8      24885  39500000   PRN         X           N          X
XL CAP LTD                      CORPORATE BONDS        98372PAB4      38250  60000000   PRN         X           N          X

                                                                  1,527,275